DEVELOPMENT OF SPECTRUM PATTERN MATCHING TECHNOLOGY	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
DEVELOPMENT OF SPECTRUM PATTERN MATCHING TECHNOLOGY

The Company develops low-cost, high speed, light-based security and quality control solutions for use in homeland security, anti-counterfeiting, forgery/fraud prevention, brand protection and process control applications.  Its patent-pending technology uses controlled illumination with specific bands of light, to establish a unique spectral signature for both individual and classes of items.  When matched against existing databases, these spectral signatures allow precise identification and authentication of any item or substance.  This breakthrough optical sensing and data capture technology is called SPM. SPM technology can be miniaturized and is easily integrated into a variety of hand-held or fixed mount configurations, and can be combined in the same package as a bar-code or biometric scanner.

On September 6, 2011, the Company announced that it was issued US Patent No. 7,996,173, entitled “Method, Apparatus and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy,” by the United States Office of Patents and Trademarks. Other patent applications remain pending.

On January 19, 2012, the Company announced that it was issued US Patent No. 8,081,304, entitled “Method, Apparatus and Article to Facilitate Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

The Company is pursuing an aggressive patent strategy to expand our unique intellectual property. As of February 6, 2012, the Company had three family patent applications filed with the U.S. Patent Office and one patent pending in Japan.

LICENSE AGREEMENT WITH JAVELIN LLC (“Javelin”)

On January 3, 2011, the Company signed a Commercial License Agreement (“License Agreement”) with Seattle based Javelin for development of environmental diagnostic applications of our SPM technology.

The License Agreement, which is exclusive for environmental applications, is perpetual and lasts until the Visualant IP expires. It provides for payments of 5% of Javelin’s revenues, a royalty of $15,000 in year one (paid), a royalty of $20,000 in year two (paid) and increasing to $47,407 in year five and profit sharing of 25% of license or transfer of technology. Javelin has certain performance milestones by year 3. The License Agreement can be terminated by Visualant for failure of Javelin to meet the performance milestones and by Javelin with thirty days' notice.

ACQUISITION OF RATLab LLC (“RATLab”)

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC.

The RATLab is a Seattle based research and development laboratory created by Dr. Tom Furness, founder and Director of the HITLab International, with labs at Seattle, University of Canterbury in New Zealand, and the University of Tasmania in Australia.

The RATLab is guided by Dr. Tom Furness and Dr. Brian Schowengerdt, a research scientist in the field of optics and vision science, who developed the Spectral Pattern Matching (“SPM”) technology under contract for Visualant.

With this acquisition, the Company consolidated all intellectual property relating to the SPM technology.  In addition to its current authentication and security applications of SPM, the Company now owns all other applications, including the important fields of medicine, agriculture, and the environment, and has begun the creation of the Visualant Laboratory.

Following the closing of this asset acquisition transaction, Dr. Tom Furness and Dr. Brian Schowengerdt have continued to provide technology leadership to the Company.

The Company acquired the Visualant related assets of the RATLab for the following consideration:

a.         One million shares (1,000,000) of our common stock at closing valued at twenty cents ($0.20) per share, the price during the negotiation of this agreement.

b.         Two hundred and fifty thousand dollars ($250,000), with one hundred thousand dollars ($100,000) paid at closing and one hundred and fifty thousand dollars ($150,000) to be paid no later than the first anniversary of closing.

c.         The outstanding promissory note owing to Tom Furness in the amount of $65,000 with accrued interest of $24,675 was paid at closing.

The Company develops low-cost, high speed, light-based security and quality control solutions for use in homeland security, anti-counterfeiting, forgery/fraud prevention, brand protection and process control applications.  Its patent-pending technology uses controlled illumination with specific bands of light, to establish a unique spectral signature for both individual and classes of items.  When matched against existing databases, these spectral signatures allow precise identification and authentication of any item or substance.  This breakthrough optical sensing and data capture technology is called SPM. SPM technology can be miniaturized and is easily integrated into a variety of hand-held or fixed mount configurations, and can be combined in the same package as a bar-code or biometric scanner.

After years of development, on September 6, 2011, the Company announced that we were issued US Patent No. 7,996,173, entitled “Method, Apparatus and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy,” by the United States Office of Patents and Trademarks. This is the Company’s first patent covering our SPM technology.  The Company is pursuing an aggressive patent strategy to expand our unique intellectual property. As of November 29, 2011, the Company had four family patent applications filed with the U.S. Patent Office and one patent pending in Japan.

LICENSE AGREEMENT WITH JAVELIN LLC

On January 3, 2011, the Company signed a Commercial License Agreement (“License Agreement”) with Seattle based Javelin  for development of environmental diagnostic applications of its SPM technology.

The License Agreement, which is exclusive for environmental applications, is perpetual and lasts until the Visualant IP expires. It provides for payments of 5% of Javelin’s revenues, a royalty of $15,000 in year one (which was prepaid) and increasing to $47,407 in year five and profit sharing of 25% of license or transfer of technology. Javelin has certain performance milestones by year 2 and 3. The License Agreement can be terminated by Visualant for failure of Javelin to meet the performance milestones and by Javelin with thirty days notice.

ACQUISITION OF RATLab

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC.

The RATLab is a Seattle based research and development laboratory created by Dr. Tom Furness, founder and Director of the HITLab International, with labs at Seattle, University of Canterbury in New Zealand, and the University of Tasmania in Australia.

Guided by Dr. Tom Furness and Dr. Brian Schowengerdt, a research scientist in the field of optics and vision science, who developed the Spectral Pattern Matching (“SPM”) technology under contract for Visualant.

With this acquisition, the Company will consolidate all intellectual property relating to the SPM technology.  In addition to its current authentication and security applications of SPM, the Company will now own all other applications including the important fields of medicine, agriculture, and the environment and begin the creation of the Visualant Laboratory.

Upon the closing of this asset acquisition transaction, Dr. Tom Furness and Dr. Brian Schowengerdt will continue to provide technology leadership to us, under terms that are still subject to negotiation.

The Company acquired the Visualant related assets of the RATLab for the following:

a.         One million shares (1,000,000) of our common stock at closing valued at twenty cents ($0.20) per share, the price during the negotiation of this agreement.

b.         Two hundred and fifty thousand dollars ($250,000), with one hundred thousand dollars ($100,000) payable at closing and one hundred and fifty thousand dollars ($150,000) to be paid no later than the first anniversary of closing.

c.         The outstanding promissory note owing to Tom Furness in the amount of $65,000 with accrued interest of $24,675 was paid at closing.

PROPOSED ACQUISITION OF EAGLE

On June 27, 2011, the Company announced that it signed a new Letter of Intent to Eagle (www.eagletechnologiesusa.com) of Brea, California.

On September 15, 2011, the Company announced that it had signed an amendment to the Letter of Intent, extending the closing date to December 31, 2011.

Eagle, founded by card industry leaders Greg and Ryan Hawkins and Jeff Fulmer in 2008, has rapidly emerged as a premier provider of blank PVC and polyester composite cards to the identification market.  If this acquisition is completed as anticipated, it is hoped that Eagle will provide an immediate additional $1 million in annual revenue to Visualant and is projected to grow to $3 to $4 million in revenues over the next two years as Eagle increases the range and technical sophistication of its product line.

If this acquisition is completed, the Company will continue with its strategic initiative to consolidate relevant security and authentication assets.  At the same time, the Company will provide Eagle and its management the human and capital resources necessary to rapidly accelerate its growth. Upon the closing of this acquisition, the Eagle team will continue to manage Eagle with full profit and loss responsibility.

Under the terms of the Letter of Intent, Eagle will be acquired for $1 million, consisting of 1.2 million shares of restricted VSUL common stock valued at $.4167 per share, the price during the period of the negotiations, and a promissory note in the amount of $500,000 payable as follows:

1)	$150,000 will be paid in cash to Seller on the earlier of the one-year anniversary of the closing date of the Acquisition or upon the closing of more than Two Million Five Hundred Thousand in financing.

2)	$150,000 will be paid in cash to Seller on the earlier of the two-year anniversary of the closing date of the Acquisition or upon the closing of more than Five Million in aggregate financing since closing.

3)	$200,000 on the earlier of the third anniversary of closing date of the Acquisition or upon the closing of more than Seven Million Five Hundred Thousand in aggregate financing since closing.

The promissory note is collateralized by the stock and assets of Eagle until paid in full. In addition, consideration will be provided post closing to the ownership and senior management in Eagle in form of the creation of a bonus pool.  The bonus pool will be comprised of one million shares of VSUL common stock which shall be escrowed at closing and released to Eagle ownership and management if they generate $4 million in cash flow positive gross revenues within two years of closing of this transaction. The shares shall be distributed at the sole discretion of the ownership and senior management of Eagle.

The letter of intent is subject to (i) approval of the acquisition by the Board of Visualant and Eagle; (ii) completion of due diligence; and (iii) agreement to customary terms and conditions; and resolution of outstanding litigation. The acquisition is expected to close by August 30, 2011.